Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for David C. Brown 1 ($)	Compensation Actually Paid to David C. Brown 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Adjusted EBITDA ($ Millions) 5
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(d)	(e)	(f)	(g)	(h)	(i)
2023	5,900,840	7,496,823	1,859,996	2,316,250	152.09	125.43	213.2	418.0
2022	9,683,410	7,437,748	3,741,944	2,862,554	113.93	104.54	275.5	424.2
2021	7,085,179	11,253,633	3,123,535	4,654,152	149.74	134.00	278.4	449.0

1.	David C. Brown was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
Michael D. Policarpo	Michael D. Policarpo	Michael D. Policarpo
Nina Gupta	Nina Gupta	Nina Gupta
		Mannik S. Dhillon
		Kelly S. Cliff

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for David C. Brown ($)	Exclusion of Change in Pension Value for David C. Brown ($)	Exclusion of Stock Awards for David C. Brown ($)	Inclusion of Pension Service Cost for David C. Brown ($)	Inclusion of Equity Values for David C. Brown ($)	Compensation Actually Paid to David C. Brown ($)
2023	5,900,840	—	(3,384,977)	—	4,980,960	7,496,823
2022	9,683,410	—	(3,914,992)	—	1,669,330	7,437,748
2021	7,085,179	—	(749,974)	—	4,918,428	11,253,633

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,859,996	—	(828,742)	—	1,284,997	2,316,250
2022	3,741,944	—	(1,397,481)	—	518,090	2,862,554
2021	3,123,535	—	(574,980)	—	2,105,598	4,654,152
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David C. Brown ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David C. Brown ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David C. Brown ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David C. Brown ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David C. Brown ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David C. Brown ($)	Total-Inclusion of Equity Values for David C. Brown ($)
2023	4,065,615	623,944	—	291,401	—	—	4,980,960
2022	3,386,828	(1,104,039)	—	(613,459)	—	—	1,669,330
2021	1,037,865	3,211,618	—	668,945	—	—	4,918,428

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	995,383	199,554	—	90,060	—	—	1,284,997
2022	1,208,949	(404,586)	—	(286,273)	—	—	518,090
2021	795,697	1,096,223	—	213,678	—	—	2,105,598

4.
The Peer Group TSR set forth in this table utilizes the peer group established in the stock performance graph included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023, which is required by Item 201(e) of Regulation
S-K.
The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Custom Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2021	2022	2023
Michael D. Policarpo	Michael D. Policarpo	Michael D. Policarpo
Nina Gupta	Nina Gupta	Nina Gupta
		Mannik S. Dhillon
		Kelly S. Cliff

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the peer group established in the stock performance graph included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023, which is required by Item 201(e) of Regulation
S-K.
	The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Custom Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 5,900,840	$ 9,683,410	$ 7,085,179
PEO Actually Paid Compensation Amount	$ 7,496,823	7,437,748	11,253,633
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for David C. Brown ($)	Exclusion of Change in Pension Value for David C. Brown ($)	Exclusion of Stock Awards for David C. Brown ($)	Inclusion of Pension Service Cost for David C. Brown ($)	Inclusion of Equity Values for David C. Brown ($)	Compensation Actually Paid to David C. Brown ($)
2023	5,900,840	—	(3,384,977)	—	4,980,960	7,496,823
2022	9,683,410	—	(3,914,992)	—	1,669,330	7,437,748
2021	7,085,179	—	(749,974)	—	4,918,428	11,253,633

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David C. Brown ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David C. Brown ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David C. Brown ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David C. Brown ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David C. Brown ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David C. Brown ($)	Total-Inclusion of Equity Values for David C. Brown ($)
2023	4,065,615	623,944	—	291,401	—	—	4,980,960
2022	3,386,828	(1,104,039)	—	(613,459)	—	—	1,669,330
2021	1,037,865	3,211,618	—	668,945	—	—	4,918,428

Non-PEO NEO Average Total Compensation Amount	$ 1,859,996	3,741,944	3,123,535
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,316,250	2,862,554	4,654,152
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	995,383	199,554	—	90,060	—	—	1,284,997
2022	1,208,949	(404,586)	—	(286,273)	—	—	518,090
2021	795,697	1,096,223	—	213,678	—	—	2,105,598

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Custom Peer Group over the same period.

Tabular List, Table
Most Important Financial Performance Measure
The Company considers Adjusted EBITDA to have been the most important financial performance measure in linking Compensation Actually Paid to our PEOs and other NEOs for 2023 to Company performance. Please refer to Appendix A for the Company’s supplemental
Non-GAAP
financial information.

Total Shareholder Return Amount	$ 152.09	113.93	149.74
Peer Group Total Shareholder Return Amount	125.43	104.54	134
Net Income (Loss)	$ 213,200,000	$ 275,500,000	$ 278,400,000
Company Selected Measure Amount	418,000,000	424,200,000	449,000,000
PEO Name	David C. Brown
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,384,977)	(3,914,992)	(749,974)
PEO | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,980,960	1,669,330	4,918,428
PEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,065,615	3,386,828	1,037,865
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	623,944	(1,104,039)	3,211,618
PEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,401	(613,459)	668,945
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(828,742)	(1,397,481)	(574,980)
Non-PEO NEO | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,284,997	518,090	2,105,598
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	995,383	1,208,949	795,697
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,554	(404,586)	1,096,223
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,060	(286,273)	213,678
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0